Accrued Liabilities and Other Payables (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Payables
Accrued liabilities and other payables	$ 99,586	$ 63,415
Credit card payable [Member]
Accrued Liabilities and Other Payables
Accrued liabilities and other payables	92,809	58,269
Payroll tax payable [Member]
Accrued Liabilities and Other Payables
Accrued liabilities and other payables	$ 6,777	$ 5,146